                                              -------------------------------
                                              /        OMB APPROVAL         /
                                              -------------------------------
                                              / OMB Number:       3235-0006 /
                                              / Expires:  February 28, 1994 /
                                              / Estimated average burden    /
                                              / hours per form........24.60 /
                                              -------------------------------
                                              -------------------------------
                                              /         SEC USE ONLY        /
                                              -------------------------------




                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                   Form 13F

    INFORMATION REQUIRED OF INSTITUTIONAL INVESTMENT MANAGERS PURSUANT TO
   SECTION 13(f) OF THE SECURITIES EXCHANGE ACT OF 1934 AND RULES THEREUNDER

 Report for the Calendar Year or Quarter Ended: August 13, 1999.

--------------------------------------------------------------------------------
               (Please read instructions before preparing form.)
--------------------------------------------------------------------------------

  If amended report check here: [ ]

  Heitman/PRA Securities Advisors LLC
 ------------------------------------------------------------------------------
  Name of Institutional Investment Manager

  180 North LaSalle Street, Suite 3600            Chicago        IL       60601
 ------------------------------------------------------------------------------
  Business Address              (Street)          (City)       (State)     (Zip)

  Nancy B. Lynn, 312/849-4153, Vice President Compliance
--------------------------------------------------------------------------------
  Name, Phone No., and Title of Person Duly Authorized to Submit This Report.


                                   ATTENTION
--------------------------------------------------------------------------------
 Intentional misstatements or omissions of facts constitute Federal Criminal
                                  Violations.
                   See 18 U.S.C. 1001 and 15 U.S.C. 78ff(a).
--------------------------------------------------------------------------------
 The institutional investment manager submitting this Form and its attachments and the person by whom it is signed represent hereby that all information contained therein is true, correct and complete. It is understood that all required items, statements and schedules are considered integral parts of this Form and that the submission of any amendment represents that all unamended items, statements and schedules remain true, correct and complete as previously submitted.

 Pursuant to the requirements of Securities Exchange Act of 1934, the undersigned institutional investment manager has caused this report to be signed on its behalf in the City of Chicago and State of Illinois on the 13th day of August, 1999.

                                     Heitman/PRA Securities Advisors LLC
                                ---------------------------------------------
                                  (Name of Institutional Investment Manager)



                                ---------------------------------------------
                                  (Manual Signature of Person Duly Authorized
                                            to Submit This Report)

Name and 13F file numbers of ALL Institutional Investment Managers with respect to which this schedule is filled (other than the one filing this report): (List in alphabetical order).

13F File Numbers will be assigned to Institutional Investment Managers after they file their first report.


 Name:                  13F File No.:    Name:                    13F File No.:
----------------------  -------------    -----------------------  -------------
1.                                      6.
----------------------  -------------   ------------------------  -------------
2.                                      7.
----------------------  -------------   ------------------------  -------------
3.                                      8.
----------------------  -------------   ------------------------  -------------
4.                                      9.
----------------------  -------------   ------------------------  -------------
5.                                      10.
----------------------  -------------   ------------------------  -------------

                                                                 SEC 1685 (5/91)

                                                         FORM 13F                                                  (SEC USE ONLY)

Page 1 of 5                   Name of Reporting Manager:  Heitman/PRA Securities Advisors LLC
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                            Item 6:
                                                                                                     Investment Discretion
                                                  /4/                          Item 5:       ------------------------------------
                                                  Item 3:      Item 4:         Shares of                  (b) Shared-     (c)
Item 1:                        Item 2:            CUSIP        Fair Market     Principal                  As Defined      Shared-
Name of Issuer                 Title of Class     Number       Value           Amount        (a) Sole     in Instr. V     Other
---------------------------------------------------------------------------------------------------------------------------------
Amli, Residential              common             001735109    $  7,380,000      329,845       329,845
Propeties, Inc.                shares
                               beneficial
                               interest
---------------------------------------------------------------------------------------------------------------------------------
Apartment Investment &         Common             03748R101    $ 20,598,000      481,812       481,812
Management Company             Stock
---------------------------------------------------------------------------------------------------------------------------------
Archstone Communities Trust    Common             039581103    $ 28,893,000    1,317,035     1,317,035
                               Stock
---------------------------------------------------------------------------------------------------------------------------------
Arden Realty                   Common             039793104    $ 22,153,000      899,628       899,628
                               Stock
---------------------------------------------------------------------------------------------------------------------------------
AMB Property Corp              Common             00163T109    $  1,281,000       54,500        54,500
                               Stock
---------------------------------------------------------------------------------------------------------------------------------
Bedford Property               Common             076446301    $ 26,939,000    1,507,096     1,507,096
Investor                       Stock
---------------------------------------------------------------------------------------------------------------------------------
BRE Properties                 Shares of          05564E106    $    410,000      125,903        15,800
                               Class A
                               Common
                               Stock
---------------------------------------------------------------------------------------------------------------------------------
Berkshire Realty               Common             084710102    $  6,885,000      595,442       595,442
                               Stock
---------------------------------------------------------------------------------------------------------------------------------
Cadillac Fairview Corp.        common             126929207    $  9,720,000      514,990       514,990
                               shares
                               beneficial
                               interest
---------------------------------------------------------------------------------------------------------------------------------
CenterPoint Properties         Common             151895109    $  8,316,000      227,066       227,066
Trust                          Stock
---------------------------------------------------------------------------------------------------------------------------------
Centertrust Retail             Common             152038105    $ 12,786,000    1,088,187     1,088,187
Properties                     Stock
---------------------------------------------------------------------------------------------------------------------------------
Charles E. Smith               Common             83219710     $    692,000       20,400        20,400
Residential Realty Inc.        Stock
---------------------------------------------------------------------------------------------------------------------------------
COLUMN TOTALS                                     Subtotal     $146,053,000
---------------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------


                                   /5/                           Item 8:
                                   Item 7:                Voting Authority (Shares)
Item 1:                            Managers          -----------------------------------
Name of Issuer                     See Instr. V      (a) Sole    (b) Shared     (c) None
----------------------------------------------------------------------------------------
Amli, Residential                                      327,505                     2,340
Propeties, Inc.


---------------------------------------------------------------------------------------------------------------------------------
Apartment Investment &                                 477,138                     4,674
Management Company
---------------------------------------------------------------------------------------------------------------------------------
Archstone Communities Trust                          1,305,344                    11,691

---------------------------------------------------------------------------------------------------------------------------------
Arden Realty                                           891,505                     8,123

---------------------------------------------------------------------------------------------------------------------------------
AMB Property Corp                                       53,700                       800

---------------------------------------------------------------------------------------------------------------------------------
Bedford Property                                     1,492,452                    14,644
Investor
---------------------------------------------------------------------------------------------------------------------------------
BRE Properties                                          15,800



---------------------------------------------------------------------------------------------------------------------------------
Berkshire Realty                                       588,869                     6,573

---------------------------------------------------------------------------------------------------------------------------------
Cadillac Fairview Corp.                                509,195                     5,795



---------------------------------------------------------------------------------------------------------------------------------
CenterPoint Properties                                 224,526                     2,540
Trust
---------------------------------------------------------------------------------------------------------------------------------
Centertrust Retail                                   1,074,476                    13,711
Properties
---------------------------------------------------------------------------------------------------------------------------------
Charles E. Smith                                        20,400
Residential Realty Inc.
---------------------------------------------------------------------------------------------------------------------------------
COLUMN TOTALS
---------------------------------------------------------------------------------------------------------------------------------


Page 2 of 5                   Name of Reporting Manager:  Heitman/PRA Securities Advisors LLC
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                            Item 6:
                                                                                                     Investment Discretion
                                               /4/                             Item 5:       ------------------------------------
                                                  Item 3:      Item 4:         Shares of                  (b) Shared-     (c)
Item 1:                        Item 2:            CUSIP        Fair Market     Principal                  As Defined      Shared-
Name of Issuer                 Title of Class     Number       Value           Amount        (a) Sole     in Instr. V     Other
---------------------------------------------------------------------------------------------------------------------------------
 Chelsea GCA Realty, Inc.      Common             163262108    $ 20,744,000      558,773       558,773
                               Stock
------------------------------------------------------------------------------------------------------
 Developers Diversified        Common             251591103    $ 13,330,000      801,808       801,808
 Realty Corp.                  Stock
------------------------------------------------------------------------------------------------------
 Duke-Weeks Realty             Common             264411505    $    428,000       18,695        18,695
 Corporation                   Stock
------------------------------------------------------------------------------------------------------
 EastGroup Properties          Common             277276101    $ 13,202,000      658,062       658,062
                               Stock
------------------------------------------------------------------------------------------------------
 Equity Office Properties      common             294741103    $ 38,124,000    1,487,761     1,487,761
                               shares
                               beneficial
                               interest
------------------------------------------------------------------------------------------------------
 Equity Residential            common             29476L107    $ 24,383,000      541,102       541,102
 Properties Trust              shares
                               beneficial
                               interest
------------------------------------------------------------------------------------------------------
 Essex Property Trust,         Common             297178105    $ 32,231,000      911,121       911,121
 Inc.                          Stock
------------------------------------------------------------------------------------------------------
 Excel Legacy Corp.            Common             300665106    $ 11,590,000    2,439,982     2,439,982
                               Stock
------------------------------------------------------------------------------------------------------
 Franchise Finance Corp of     Common             351807102    $ 15,582,000      708,271       708,271
 America                       Stock
------------------------------------------------------------------------------------------------------
 Home Properties of New        Common             437306103    $ 12,988,000      470,157       470,157
 York                          Stock
------------------------------------------------------------------------------------------------------
 Kilroy Realty                 Common             49427F108    $ 23,859,000      981,344       981,344
                               Stock
------------------------------------------------------------------------------------------------------
 Kimco Realty Corporation      Common             49446R109    $ 17,093,000      436,888       436,888
                               Stock
------------------------------------------------------------------------------------------------------
 COLUMN TOTALS                                    Subtotal     $223,554,000
------------------------------------------------------------------------------------------------------


                                /5/                                Item  8:
                                   Item 7:                Voting Authority (Shares)
Item 1:                            Managers          -----------------------------------
Name of Issuer                     See Instr. V      (a) Sole    (b) Shared     (c) None
----------------------------------------------------------------------------------------
Chelsea GCA Realty, Inc.                               553,594                     5,179
----------------------------------------------------------------------------------------
Developers Diversified                                 795,096                     6,712
 Realty Corp.
----------------------------------------------------------------------------------------
Duke-Weeks Realty                                       18,855                       110
 Corporation
----------------------------------------------------------------------------------------
EastGroup Properties                                   652,259                     5,803
----------------------------------------------------------------------------------------
Equity Office Properties                             1,123,316                   364,445
----------------------------------------------------------------------------------------
Equity Residential                                     536,154                     4,948
  Properties Trust
----------------------------------------------------------------------------------------
Essex Property Trust,                                  902,987                     8,134
 Inc.
----------------------------------------------------------------------------------------
Excel Legacy Corp.                                   2,416,103                    23,879
----------------------------------------------------------------------------------------
Franchise Finance Corp of                              701,474                     6,797
  America
----------------------------------------------------------------------------------------
Home Properties of New                                 464,765                     5,392
  York
----------------------------------------------------------------------------------------
Kilroy Realty                                          971,511                     9,833
----------------------------------------------------------------------------------------
Kimco Realty Corporation                               433,028                     3,860
----------------------------------------------------------------------------------------

                                                         FORM 13F                                                  (SEC USE ONLY)

Page 3 of 5                   Name of Reporting Manager:  Heitman/PRA Securities Advisors LLC
---------------------------------------------------------------------------------------------------------------------------------

                                                                                                            Item 6:
                                                                                                     Investment Discretion
                                               /4/                              Item 5:      ------------------------------------
                                                  Item 3:        Item 4:       Shares of                  (b) Shared-       (c)
   Item 1:                        Item 2:         CUSIP        Fair Market     Principal                  As Defined      Shared-
Name of Issuer                 Title of Class     Number          Value         Amount       (a) Sole     in Instr. V      Other
---------------------------------------------------------------------------------------------------------------------------------
 Mack-Cali Realty Corp.            Common       554489104     $ 28,738,000      928,901        928,901
                                   Stock
---------------------------------------------------------------------------------------------------------------------------------
 Manufactured Home                 Common        56468210     $  3,364,000      129,387        129,387
 Communities, Inc.                 Stock
---------------------------------------------------------------------------------------------------------------------------------
 New Plan Excel Realty             Common       648053106     $ 11,840,000      657,762        657,762
 Trust, Inc.                       Stock
---------------------------------------------------------------------------------------------------------------------------------
 PS Business Parks Inc./CA         Common       69360J107     $  6,833,000      280,314        280,314
                                   Stock
---------------------------------------------------------------------------------------------------------------------------------
 Pan Pacific Realty                Common       69806L104     $    608,000       31,400         31,400
                                   Stock
---------------------------------------------------------------------------------------------------------------------------------
 Parkway Properties Inc.           Common       70159Q104     $ 15,322,000      462,541        462,541
                                   Stock
---------------------------------------------------------------------------------------------------------------------------------
 Philips International             Common       718333107     $ 17,343,000    1,027,738      1,027,738
 Realty                            Stock
---------------------------------------------------------------------------------------------------------------------------------
 Prentiss Properties Trust         common       740706106     $ 10,554,000      449,087        449,087
                                   shares
                                   beneficial
                                   interest
---------------------------------------------------------------------------------------------------------------------------------
 Prologis Trust                    Common       743410102     $ 27,574,000    1,361,656      1,361,656
                                   Stock
---------------------------------------------------------------------------------------------------------------------------------
 Public Storage, Inc.              Common       74460D109     $ 24,398,000      871,345        871,345
                                   Stock
---------------------------------------------------------------------------------------------------------------------------------
 Reckson Associates Realty         Common       75621K304     $ 29,773,000    1,247,037      1,247,037
                                   Stock
---------------------------------------------------------------------------------------------------------------------------------
 COLUMN TOTALS                                  Subtotal      $176,347,000
---------------------------------------------------------------------------------------------------------------------------------


----------------------------------------------------------------------------------------

                             /5/                                   Item 8:
                                     Item 7:              Voting Authority (Shares)
    Item 1:                          Managers        -----------------------------------
Name of Issuer                     See Instr. V      (a) Sole    (b) Shared     (c) None
----------------------------------------------------------------------------------------
 Mack-Cali Realty Corp.                               920,573                     8,328
----------------------------------------------------------------------------------------
 Manufactured Home                                    127,944                     1,443
 Communities, Inc.
----------------------------------------------------------------------------------------
 New Plan Excel Realty                                652,011                     5,751
 Trust, Inc.
----------------------------------------------------------------------------------------
 PS Business Parks Inc./CA                            277,361                     2,953
----------------------------------------------------------------------------------------
 Pan Pacific Realty                                    31,400                    31,400
----------------------------------------------------------------------------------------
 Parkway Properties Inc.                              458,071                     4,470
----------------------------------------------------------------------------------------
 Philips International                              1,016,370                    11,368
 Realty
----------------------------------------------------------------------------------------
 Prentiss Properties Trust                            444,310                     4,777
----------------------------------------------------------------------------------------
 Prologis Trust                                     1,348,937                    12,719
----------------------------------------------------------------------------------------
 Public Storage, Inc.                                 863,596                     7,749
----------------------------------------------------------------------------------------
 Reckson Associates Realty                          1,234,896                    12,141
----------------------------------------------------------------------------------------
 COLUMN TOTALS
----------------------------------------------------------------------------------------

                                                         FORM 13F                                                  (SEC USE ONLY)

Page 1 of 5                   Name of Reporting Manager:  Heitman/PRA Securities Advisors LLC
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                            Item 6:
                                                                                                     Investment Discretion
                                                  /4/                          Item 5:       ------------------------------------
                                                  Item 3:      Item 4:         Shares of                  (b) Shared-     (c)
Item 1:                        Item 2:            CUSIP        Fair Market     Principal                  As Defined      Shared-
Name of Issuer                 Title of Class     Number       Value           Amount        (a) Sole     in Instr. V     Other
---------------------------------------------------------------------------------------------------------------------------------
Regency Realty Corp.           Common          758939102   $ 16,299,000       742,994       742,994
                               Stock
Security Capital Group,        Common          81413P204   $ 31,986,000     2,196,494     2,196,494
 Inc.                          Stock
Sovran Self Storage, Inc.      Common          84610H108   $ 12,859,000       477,362       477,362
                               Stock
Storage USA., Inc.             Common          861907103   $    622,000        19,500        19,500
                               Stock
Sun Communities, Inc.          Common          86667410    $  5,182,000       145,984       145,984
                               Stock
Taubman Centers, Inc.          Common          87666410    $  8,148,000       617,861       617,861
                               Stock
Trizec Hahn Corporation        Common          896938107   $ 30,538,000     1,498,800     1,498,800
                               Stock
US Restaurant Properties       Common          902971100   $  8,289,000       390,049       390,049
                               Stock
Walden Residential             Common          931210108   $ 14,915,000       693,736       693,736
 Properties                    Stock
Weeks Corporation              Common          94856P102   $ 19,743,000       647,315       647,315
                               Stock
Vornado Realty Trust           Common          929042109   $  2,443,000        69,174        69,174
                               Stock
COLUMN TOTALS                                  Subtotal    $151,024,000


----------------------------------------------------------------------------------------


                                   /5/                           Item 8:
                                   Item 7:                Voting Authority (Shares)
Item 1:                            Managers          -----------------------------------
Name of Issuer                     See Instr. V      (a) Sole    (b) Shared     (c) None
----------------------------------------------------------------------------------------
Regency Realty Corp.                                  736,035                      6,959

Security Capital Group,                             2,176,062                     20,432
 Inc.
Sovran Self Storage, Inc.                             472,576                      4,786

Storage USA., Inc.                                     19,500

Sun Communities, Inc.                                 144,252                      1,732

Taubman Centers, Inc.                                 612,185                      5,676

Trizec Hahn Corporation                             1,485,399                     13,401

US Restaurant Properties                              386,491                      3,558

Walden Residential                                    686,317                      7,419
 Properties
Weeks Corporation                                     641,353                      5,962

Vornado Realty Trust                                   69,174

COLUMN TOTALS

                                                         FORM 13F                                                  (SEC USE ONLY)

Page 1 of 5                   Name of Reporting Manager:  Heitman/PRA Securities Advisors LLC
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                            Item 6:
                                                                                                     Investment Discretion
                                                                Item 4:       Item 5:       ------------------------------------
                                                  Item 3:        Fair        Shares of                  (b) Shared-      (c)
Item 1:                            Item 2:         CUSIP        Market       Principal                   As Defined      Shared-
Name of Issuer                 Title of Class     Number         Value        Amount        (a) Sole     in Instr. V     Other
---------------------------------------------------------------------------------------------------------------------------------
Apartment Investment &       Cumulative         03748R200     $   304,000     12,700         12,700
Mgmt Co. Series C            Preferred Stock
---------------------------------------------------------------------------------------------------------------------------------
Carr America 8.57% Series B  Cumulative         144418209     $ 2,155,000     91,200         91,200
                             Redeemable
                             Preferred stock
---------------------------------------------------------------------------------------------------------------------------------
Equity Residential           Cumulative         29476L792     $ 1,464,000     65,600         65,600
Properties 7.625% Series L   Redeemable
                             Preferred
                             stock
---------------------------------------------------------------------------------------------------------------------------------
Health Care Property         Cumulative         421915307     $ 1,904,000     83,900         83,900
7.875% Series A              Redeemable
                             Preferred
---------------------------------------------------------------------------------------------------------------------------------
Highwoods Properties         Cumulative         431284306     $ 3,191,000    136,500        136,500
8% Perpetual Pfd. Series C   Redeemable
                             Preferred
---------------------------------------------------------------------------------------------------------------------------------
Prologis Trust 8.54%         Cumulative         743410409     $ 2,286,000     52,870         52,870
Series C                     preferred shares
                             of beneficial
                             interest
---------------------------------------------------------------------------------------------------------------------------------
Prologis Trust 7.92%         Cumulative         743410508     $ 4,322,000    180,100        180,100
Series D                     preferred shares
                             of beneficial
                             interest
---------------------------------------------------------------------------------------------------------------------------------
Taubman Centers, Inc.        Cumulative         876664202     $12,496,000    544,800        544,800
8.3% Series A                Redeemable
                             Preferred
                             stock
---------------------------------------------------------------------------------------------------------------------------------
Vornado Realty Trust         Convertible        929042208     $22,849,000    452,452        452,452
6.5% Series A                Preferred shares
                             of beneficial
                             interest
---------------------------------------------------------------------------------------------------------------------------------
                                                Subtotal      $ 50,971,000
---------------------------------------------------------------------------------------------------------------------------------
                                                Total of
COLUMN TOTALS                                   pages 1-5     $747,949,000
---------------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------
                                                                 Item 8:
                                   Item 7:                Voting Authority (Shares)
Item 1:                            Managers          -----------------------------------
Name of Issuer                     See Instr. V      (a) Sole    (b) Shared     (c) None
----------------------------------------------------------------------------------------
Apartment Investment &                                 12,700
Mgmt Co. Series C
----------------------------------------------------------------------------------------
Carr America 8.57% Series B                            91,200
----------------------------------------------------------------------------------------
Equity Residential                                     65,600
Properties 7.625% Series L
----------------------------------------------------------------------------------------
Health Care Property                                   83,900
7.875% Series A
----------------------------------------------------------------------------------------
Highwoods Properties                                  134,000                    2,500
8% Perpetual Pfd. Series C
----------------------------------------------------------------------------------------
Prologis Trust 8.54% Series C                          51,770                    1,100
----------------------------------------------------------------------------------------
Prologis Trust 7.92% Series D                         176,500                    3,600
----------------------------------------------------------------------------------------
Taubman Centers, Inc.                                 538,700                    6,100
8.3% Series A
----------------------------------------------------------------------------------------
Vornado Realty Trust                                  447,474                    4,978
6.5% Series A
----------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------
COLUMN TOTALS
----------------------------------------------------------------------------------------


master
June 30, 1999                                                                                 soleinvs
                                                                                            June 30, 1999

                                                                       Market
Security                             Cusip           Quantity          Value           Security           Quantity
------------------------------      --------         ----------        ---------       -----------        ---------
Apartment Investment & Management   03748R101           481,812         20,597,463     Apartme                481,812
AMB Property Corp                   00163T109            54,500          1,280,750     AMB Pro                 54,500
Amli Residential Properties, I      001735109           329,845          7,380,282     Amli Resi              329,845
Arden Realty, Inc.                  039793104            899,628         22,153,340     Arden Re               899,628
Archstone Communities Trust         039581103          1,317,035         28,892,455     Archstone            1,317,035
Bedford Property Investor           076446301          1,507,096         26,939,341     Bedford              1,507,096
BRE Properties                      05564E106             15,800            409,813     BRE Prop                15,800
Berkshire Realty                    084710102            595,442          6,884,798     Berkshire              595,442
Cadillac Fairview Corp.             126929207            514,990          9,720,436    Cadillac                514,990
CenterPoint Properties Trust        151895109            227,066          8,316,292    CenterPo                227,066
Centertrust Retail Properties       152038105          1,088,187         12,786,197    Centertru             1,088,187
Charles E. Smith Residential R      83219710              20,400            692,325    Charles E.               20,400
                                                                        146,053,492
Chelsea GCA Realty, Inc.           163262108             558,773             20,744    Chelsea                 558,773
Developers Diversified Realty      251591103             801,808             13,330    Develope                801,808
Duke-Weeks Realty Corporation      264411505              18,965                428    Duke-We                  18,965
EastGroup Properties               277276101             658,062             13,202    EastGrou                658,062
Equity Office Properties           294741103           1,487,761             38,124    Equity Of             1,487,761
Equity Residential Properties      29476L107             541,102             24,383    Equity R                541,102
Essex Property Trust Inc.          297178105             911,121             32,231    Essex Pr                911,121
Excel Legacy Corp.                 300665106           2,439,982             11,590    Excel Le              2,439,982
Franchise Finance Corp of Am       351807102             708,271             15,582    Franchis                708,271
Home Properties of New York        437306103             470,157             12,988    Home Pr                 470,157
Kimco Realty Corporation           49446R109             436,888             17,093    Kimco R                 436,888
Kilroy Realty                      49427F108             981,344             23,859    Kilroy Re               981,344
                                                                            223,554
Mack-Cali Realty Corporation       554489104             928,901             28,738    Mack-Cal                928,901
Manufactured Home Communities,     56468210              129,387              3,364    Manufac                 129,387


master
June 30, 1999

         solevote                           novote
       June 30, 1999                     June 30, 1999

Security            Quantity        Security           Quantity
------------        --------        -----------        ---------
Apartme                477,138       Apartme                4,674           481,812
AMB Pro                 53,700       AMB Pro                  800            54,500
Amli Resi              327,505       Amli Resi              2,340           329,845
Arden Re               891,505       Arden Re               8,123           899,628
Archstone            1,305,344       Archstone             11,691         1,317,035
Bedford              1,492,452       Bedford               14,644         1,507,096
BRE Prop                15,800
Berkshire              588,869       Berkshire              6,573           595,442
Cadillac               509,195       Cadillac               5,795           514,990
CenterPo               224,526       CenterPo               2,540           227,066
Centertru            1,074,476       Centertru             13,711         1,088,187
Charles E               20,400                                               20,400

Chelsea                553,594       Chelsea                5,179           558,773
Develope               795,096       Develope               6,712           801,808
Duke-We                 18,855       Duke-We                  110            18,965
EastGrou               652,259       EastGrou               5,803           658,062
Equity Of            1,123,316       Equity Of            364,445         1,487,761
Equity R               536,154       Equity R               4,948           541,102
Essex Pr               902,987       Essex Pr               8,134           911,121
Excel Le             2,416,103       Excel Le              23,879         2,439,982
Franchis               701,474       Franchis               6,797           708,271
Home Pr                464,765       Home Pr                5,392           470,157
Kimco R                433,028       Kimco R                3,860           436,888
Kilroy Re              971,511       Kilroy Re              9,833           981,344
Mack-Cal               920,573       Mack-Cal               8,328           928,901
Manufac                127,944       Manufac                1,443           129,387

New Plan Excel Realty Trust, I     648053106       657,762          11,840       657,762       652,011      5,751       657,762
Philips International Realty       718333107     1,027,738          17,343     1,027,738     1,016,370     11,368     1,027,738
Parkway Properties Inc.            70159Q104       462,541          15,322       462,541       458,071      4,470       462,541
Prologis Trust                     743410102     1,361,656          27,574     1,361,656     1,348,937     12,719     1,361,656
Pan Pacific Realty                 69806L104        31,400             608        31,400        31,400          0        31,400
Prentiss Properties Trust          740706106       449,087          10,554       449,087       444,310      4,777       449,087
Public Storage, Inc.               74460D109       871,345          24,398       871,345       863,596      7,749       871,345
PS Business Parks Inc./CA          69360J107       280,314           6,833       280,314       277,361      2,953       280,314
Reckson Associates Realty Corp     75621K304     1,247,037          29,773     1,247,037     1,234,896     12,141     1,247,037
                                                                   176,347
Regency Realty Corp.               758939102       742,994      16,299,431       742,994       736,035      6,959       742,994
Security Capital Group Series      81413P204     2,196,494      31,986,444     2,196,494     2,176,062     20,432     2,196,494
Sovran Self Storage, Inc.          84610H108       477,362      12,858,939       477,362       472,576      4,786       477,362
Sun Communities, Inc.              86667410        145,984       5,182,432       145,984       144,252      1,732       145,984
Storage USA, Inc.                  861907103        19,500         621,563        19,500        19,500                   19,500
Taubman Centers, Inc.              87666410        617,861       8,148,042       617,861       612,185      5,676       617,861
Trizec Hahn Corporation            896938107     1,498,800      30,538,050     1,498,800     1,485,399     13,401     1,498,800
US Restaurant Properties           902971100       390,049       8,288,541       390,049       386,491      3,558       390,049
Vornado Realty Trust               929042109        69,174       2,442,707        69,174        69,174                   69,174
Walden Residential Props.          931210108       693,736      14,915,324       693,736       686,317      7,419       693,736
Weeks Corporation                  94856P102       647,315      19,743,108       647,315       641,353      5,962       647,315
                                                               151,024,580
Apartment Investment & Mgmt Co     03748R200        12,700         304,006        12,700        12,700                   12,700
Carr America 8.57%                 144418209        91,200       2,154,600        91,200        91,200                   91,200
Equity Residential Properties      29476L792        65,600       1,463,700        65,600        65,600                   65,600
Health Care Property 7.875% Se     421915307        83,900       1,903,481        83,900        83,900                   83,900
Highwoods Properties-8% Perpet     431284306       136,500       3,190,688       136,500       134,000      2,500       136,500
Prologis Trust 8.54% Series C      743410409        52,870       2,286,099        52,870        51,770      1,100        52,870
Prologis Trust 7.92% Series D      743410508       180,100       4,322,400       180,100       176,500      3,600       180,100
Taubman Centers Inc. 8.3% Seri     876664202       544,800      12,496,350       544,800       538,700      6,100       544,800
Vornado Realty Trust 6.5% Seri     929042208       452,452      22,848,826       452,452       447,474      4,978       452,452
                                                                50,970,150